Financial risk management - Summary Of Group Determines Its Level Of Risk (Detail)	Dec. 31, 2023	Dec. 31, 2022
Global [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	22.97%	23.34%
Latin America [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Latin America [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	22.80%	24.64%
Sovereigns [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Sovereigns [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	25.45%	27.08%
Bottom of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.04%	0.05%
Bottom of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.12%
Bottom of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.09%	0.09%
Bottom of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Top of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.11%	0.11%
Top of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.11%	2.09%
Top of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.91%	3.02%
Top of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	1.87%	1.55%